CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 301,509	$ 44,407	¥ 330,503
Short-term investments	104,403	15,377	28,478
Restricted cash and escrow receivables	13,380	1,971	15,479
Equity securities and other investments	4,791	706	4,234
Prepayments, receivables and other assets	98,852	14,559	84,229
Total current assets	522,935	77,020	462,923
Equity securities and other investments	189,134	27,856	161,329
Prepayments, receivables and other assets	61,521	9,061	57,985
Investments in equity method investees	209,449	30,848	189,632
Property and equipment, net	118,037	17,385	103,387
Intangible assets, net	56,378	8,304	60,947
Goodwill	276,172	40,676	276,782
Total assets	1,433,626	211,150	1,312,985
Current liabilities:
Current bank borrowings	4,903	722	5,154
Income tax payable	19,564	2,881	20,190
Escrow money payable	182	27	3,014
Accrued expenses, accounts payable and other liabilities	178,337	26,267	161,536
Merchant deposits	14,051	2,069	13,640
Deferred revenue and customer advances	45,905	6,761	38,338
Total current liabilities	262,942	38,727	241,872
Deferred revenue	2,195	323	2,025
Deferred tax liabilities	48,374	7,125	43,898
Non-current bank borrowings	39,399	5,803	39,660
Non-current unsecured senior notes	77,486	11,413	80,616
Other liabilities	22,007	3,241	25,263
Total liabilities	452,403	66,632	433,334
Commitments and contingencies
Mezzanine equity	8,033	1,183	9,103
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2020 and September 30, 2020; 21,491,994,944 and 21,655,958,968 shares issued and outstanding as of March 31, 2020 and September 30, 2020, respectively	1		1
Additional paid-in capital	377,769	55,639	343,707
Subscription receivables	(49)	(7)	(51)
Statutory reserves	6,876	1,013	6,100
Accumulated other comprehensive loss
Cumulative translation adjustments	(8,882)	(1,308)	(387)
Unrealized losses on interest rate swaps and others	(232)	(34)	(256)
Retained earnings	481,920	70,979	406,287
Total shareholders' equity	857,403	126,282	755,401
Noncontrolling interests	115,787	17,053	115,147
Total equity	973,190	143,335	870,548
Total liabilities, mezzanine equity and equity	¥ 1,433,626	$ 211,150	¥ 1,312,985